LONG-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2013
LONG-TERM INVESTMENTS [Abstract]
Schedule of Long-Term Investments
	As of December 31,
	2013	2012
Severance pay funds (see Note 15)	$12,522	$11,307
Others (see also investment in limited partnership below)	1,972	1,656
	$14,494	$12,963